Common shares, preferred shares and other equity instruments - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	May 28, 2025	Dec. 02, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Dividend paid			$ 5,369	$ 5,198
Dividend paid per share			$ 4.32	$ 4.24
Quarterly dividend payable declared		$ 1.1
Dividend recorded date		Jan. 06, 2026
Dividend payable date		Jan. 28, 2026
Stock issuable on conversion of instruments			4,863.0	4,582.0
Interest paid			$ 506	$ 469
Net income taxes			$ 120	$ 93
Increase Decrease In Repurchase Of Cancellation Of Chares	$ 913
Repurchased for cancellation of common share	20.0		10.8
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Average price per share	$ 82.57